State Street SPDR Portfolio Ultra Short T-Bill Index ETF Investment Objectives and Goals - State Street SPDR Portfolio Ultra Short T-Bill Index ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio Ultra Short T-Bill Index ETF(formerly, State Street® SPDR® Portfolio Ultra Short T-Bill ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio Ultra Short T-Bill Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1–12 month sector of the United States Treasury Bill market.